Managed Volatility Balanced Portfolio Investment Objectives and Goals - Managed Volatility Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Managed Volatility Balanced Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.